Consolidated Balance Sheets ₫ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current assets
Cash and cash equivalents	$ 429,244,000	$ 90,600,000
Restricted cash, current	4,000
Accounts receivable, net of allowance for credit losses	5,109,000	4,285,000
Notes receivable, current		13,000
Inventories	2,012,000	1,418,000
Prepaid expenses, current	2,445,000	1,364,000
Investment, current	10,032,000
Government assistance	4,578,813	2,246,680
Other current assets	2,353,000	573,000
Total current assets	455,778,000	100,500,000
Noncurrent assets
Notes receivable, noncurrent	31,000	32,000
Deferred tax credits	2,364,000	250,000
Property, plant and equipment, net of accumulated depreciation	3,804,000	3,275,000
Intangible assets, net of accumulated amortization	21,073,000	96,000
Operating lease right-of-use assets	6,366,000	1,502,000
Finance lease right-of-use assets	126,000
Goodwill	13,973,000	8,317,000
Available-for-sale debt securities, noncurrent	129,000
Equity securities, at cost	517,000	455,000
Investment in SAFE	1,000,000
Investment in unconsolidated affiliates	7,857,000
Prepaid expenses, noncurrent	1,114,000
Other noncurrent assets	455,000	261,000
Total noncurrent assets	58,809,000	14,188,000
TOTAL ASSETS	514,587,000	114,688,000
Current Liabilities
Accounts payable	19,207,000	13,496,000
Notes payable	748,000	5,900,000
Indebtedness to related parties, current	84,000	78,000
Convertible note payable, current	10,000	9,000
Deferred revenue, current	93,000	93,000
Current portion of obligations under operating lease liabilities	932,000	607,000
Current portion of obligations under finance lease liabilities	57,000
Income tax payable	3,000	2,000
Other current liabilities	14,132,000	1,135,000
Total current liabilities	35,266,000	21,320,000
Noncurrent liabilities
Bonds, mortgages and other long-term debt	1,047,000	102,000
Deferred revenue, noncurrent	13,000	21,000
Indebtedness to related parties, noncurrent	1,324,000	1,387,000
Operating lease liabilities, noncurrent	5,536,000	853,000
Finance lease liabilities, noncurrent	72,000
Deferred income tax liability	4,367,000
Employee benefit plan obligation	4,502,000	3,877,000
Other noncurrent liabilities	1,311,000	4,000
Total noncurrent liabilities	18,172,000	6,244,000
TOTAL LIABILITIES	53,438,000	27,564,000
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY
Common stock	455,719	375,492
Share subscription in progress		1,000
Treasury stock, at cost (56,508 and 56,508 shares held)	(502,000)	(502,000)
Additional paid-in capital	343,015,000	316,431,000
Accumulated other comprehensive income / (loss)	3,426,000	3,150,000
Accumulated deficit	(300,479,000)	(294,407,000)
Total shareholders' equity attributable to WISeKey shareholders	45,916,000	25,048,000
Noncontrolling interests in consolidated subsidiaries	415,233,000	62,076,000
Total shareholders' equity	461,149,000	87,124,000
TOTAL LIABILITIES AND EQUITY	514,587,000	114,688,000
Class A Common Stock
SHAREHOLDERS' EQUITY
Common stock	16,007	16,007
Class B Common Stock
SHAREHOLDERS' EQUITY
Common stock	439,712	359,485
Treasury stock, at cost (56,508 and 56,508 shares held)	$ (501,644)	$ (501,644)